Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current Assets
Cash and cash equivalents	$ 1,381,406	$ 1,056,236	$ 1,793,323
Accounts receivable, net	3,752,549	3,517,632	2,429,450
Other receivables-bank acceptance notes	915,166	471,166	785,574
Advances to suppliers	263,317	388,110	240,620
Other receivables	13,790	12,344	5,287
Inventories, net	1,331,765	1,217,045	1,061,226
Total current assets	7,657,993	6,662,533	6,315,480
Non-current Assets
Property and equipment, net	3,668,375	3,335,187	2,647,165
Deferred tax assets, net			6,143
Lease right-of-use assets, net			549,684
Other assets	2,534,056
Deferred offering costs		715,771	550,368
Total non-current assets	6,202,431	4,050,958	3,753,360
Total Assets	13,860,424	10,713,491	10,068,840
Current Liabilities
Short-term loans	1,403,154	282,378	1,364,041
Accounts payable	1,263,472	1,053,215	718,322
Other payables		47,982	48,745
Advances from customers	289,287	401,935	61,229
Payroll payable		474,629	515,999
Taxes payable		519,299	800,977
Other liabilities	959,170	1,041,910
Current portion of lease liabilities			100,565
Total current liabilities	4,152,383	3,019,747	3,925,917
Non-current Liabilities
Long-term payable			69,034
Deferred tax liabilities, net	224,583	246,893
Total non-current liabilities	224,583	246,893	69,034
Total liabilities	4,376,966	3,266,640	3,994,951
Commitments and contingencies
Shareholders’ Equity:
Ordinary shares value	62	50	50
Additional paid-in capital	3,212,145	897,308	897,308
Statutory reserves	465,572	465,572	465,572
Retained earnings	6,200,451	6,466,293	4,959,591
Accumulated other comprehensive loss	(394,772)	(382,372)	(248,632)
Total shareholders’ equity	9,483,458	7,446,851	6,073,889
Total Liabilities and Shareholders’ Equity	13,860,424	10,713,491	10,068,840
Related Parties
Current Liabilities
Amounts due to related parties	$ 237,300	$ 240,309	$ 316,039